Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Balance at beginning of year	$ 11,025	$ 7,147	$ 4,754
Subsequent reversal and utilization of valuation allowance	(753)
Additions to valuation allowance	1,739	4,185	2,682
Exchange differences	153	(307)	(289)
Balance at end of year	11,852	$ 11,025	$ 7,147
Divestiture
Valuation Allowance [Line Items]
Divestitures	$ (312)